14. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		17 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Common stock, par value	$ 0.001		$ 0.001	$ .001	$ 0.001
Common stock, shares authorized	75,000,000		75,000,000	75,000,000	75,000,000
Common stock, issued	40,959,741		40,959,741	40,959,741	40,959,741
Common stock, outstanding	40,959,741		40,959,741	40,959,741	40,959,741
Stock issued for services, value	$ 12,000	$ 12,000	$ 605,150	$ 24,509
Stock issued for acquisition, value				290,715
Consulting fees	377,547	433,539	1,297,160	1,376,995
Stock compensation expense	$ 12,000	12,000	$ 48,000	$ 75,218
Options [Member]
Options outstanding	315,000		210,000	210,000	210,000
Options nonvested	0		105,000		105,000
Stock compensation expense	$ 259,350	106,838	$ 605,150	$ 432,250
Options granted	105,000		0		315,000
Options vested	236,250		210,000
AVX Acquisition [Member]
Stock issued for acquisition, shares				39,286
Stock issued for acquisition, value				$ 290,716
Consultants [Member]
Stock issued for services, shares				13,445
Stock issued for services, value				$ 96,509
Consulting fees	$ 12,000		$ 48,000
Consulting services incurred but not yet paid in shares	$ 110,709	$ 62,709	$ 98,709	$ 50,709